Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected Future Benefit Payments, 2013	$ 326
Expected Future Benefit Payments, 2014	318
Expected Future Benefit Payments, 2015	308
Expected Future Benefit Payments, 2016	301
Expected Future Benefit Payments, 2017	294
Expected Future Benefit Payments, 2018 through 2022	1,362
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected Future Benefit Payments, 2013	135	[1]
Expected Future Benefit Payments, 2014	132	[1]
Expected Future Benefit Payments, 2015	134	[1]
Expected Future Benefit Payments, 2016	127	[1]
Expected Future Benefit Payments, 2017	121	[1]
Expected Future Benefit Payments, 2018 through 2022	$ 543	[1]

[1]	Payments are net of expected participant contributions and expected federal subsidy receipts.